CASH AND BORROWINGS - Net debt (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans due within one year	$ 710	$ 111
Corporate bond	1,550	1,510
Private placement notes	625	1,055
Borrowings	2,885	2,676
Cash at bank	(302)	(350)	$ (1,290)
Credit balance on derivatives - currency swaps	1
(Debit)/credit balance on derivatives - interest rate swaps	(7)	13
Net debt	2,577	2,339
Non-current lease liabilities	144	147
Current lease liabilities	55	49
Net debt including lease liabilities	2,776	2,535	$ 2,049	$ 1,926
Interest swaps
Disclosure of detailed information about borrowings [line items]
Net debt including lease liabilities	$ (7)	$ 13		$ (2)